Supplemental disclosure on the consolidated statments of cash flows - Non-cash activities (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Supplemental Cash Flow Information
Income taxes paid	$ 64,997	$ 13,045	$ 14,461
Interest Paid	170,442	240,342	369,383
Non-cash activities:
Loans transferred to other real estate	57,638	14,464	67,056
Loans transferred to other property	45,144	48,614	53,286
Total loans transferred to foreclosed assets	102,782	63,078	120,342
Loans transfered to other assets	7,219	7,117	16,503
Financed sales of other real estate assets	13,014	15,606	15,907
Financed sales of other foreclosed assets	43,060	34,492	30,840
Total financed sales of foreclosed assets	56,074	50,098	46,747
Financed sale of premises and equipment	31,085	31,350	0
Transfers from premises and equipment to long-lived assets held-for-sale	32,103	0	0
Transfers from loans held-in-portfolio to loans held-for-sale	69,890	82,299	0
Transfers from loans held-for-sale to loans held-in-portfolio	9,762	20,153	7,829
Loans securitized into investment securities	732,533	508,071	458,758
Trades receivables from brokers and counterparties	64,824	64,092	39,364
Trades payable to brokers and counterparties	13,789	720,212	4,084
Recognition of mortgage servicing rights on securitizations or asset transfers	13,391	9,544	9,143
Loans booked under the GNMA buy-back option	19,798	24,244	72,480
Capitalization Of Right Of Use Assets	$ 35,683	$ 29,692	$ 189,097